Schedule of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.92%
Education Revenue Bonds — 10.17%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	$ 1,378,065
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,441,550
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,099,065
Series A 5.00% 12/15/51	770,000	718,256
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,000,640
5.00% 10/1/39	1,250,000	1,191,238
5.00% 10/1/44	1,000,000	926,020
(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,115,112
City of Erie, Pennsylvania Higher Education Building Authority Revenue
(AICUP Financing Program - Gannon University Project) Series TT1 4.00% 5/1/41	475,000	407,716
City of Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	2,870,000	2,910,553
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,145,000	1,110,971
Series A 5.625% 6/15/42	3,000,000	2,689,770
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,306,420
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,317,575
(Arcadia University) 5.75% 4/1/40	2,000,000	1,990,420
NQ- WEST [1123] 0124 (3318210)    1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.75% 5/1/48	1,500,000	$ 1,450,440
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,102,330
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project) 5.00% 5/1/44	1,000,000	932,600
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,191,020
Pennsylvania State University
Series A 5.25% 9/1/52	2,000,000	2,183,960
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,274,375
Series B 144A 6.00% 7/1/29 #	235,000	225,022
		37,963,118
Electric Revenue Bonds — 0.76%
City of Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance) Sixteenth Series A 4.00% 8/1/45 (AGM)	1,950,000	1,905,364
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	280,275
Series A 5.05% 7/1/42 ‡	400,000	101,000
Series WW 5.25% 7/1/33 ‡	1,055,000	266,388
Series WW 5.50% 7/1/38 ‡	1,190,000	300,475
		2,853,502
Healthcare Revenue Bonds — 32.15%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,300,000	2,145,210
Series A 5.00% 4/1/47	13,240,000	13,389,215
2    NQ- WEST [1123] 0124 (3318210)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	$ 1,110,971
Series A 4.00% 7/15/39	2,000,000	1,963,620
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	1,340,075
Series A 5.00% 5/15/42	470,000	439,342
Series A 5.00% 5/15/47	600,000	542,430
Series C 5.00% 5/15/42	1,000,000	934,770
Series C 5.00% 5/15/47	1,000,000	904,050
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
4.00% 8/15/44 (BAM)	2,400,000	2,297,400
4.00% 8/15/50	1,400,000	1,223,992
4.00% 8/15/50 (BAM)	1,600,000	1,477,776
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,574,300
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,295,896
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	2,060,000	1,884,323
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/46	1,330,000	1,299,729
City of DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,495,000	1,352,063
4.00% 7/15/48	2,000,000	1,770,500
City of Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,506,250
NQ- WEST [1123] 0124 (3318210)    3

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	$ 1,941,450
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,484,330
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	995,000	982,105
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,681,050
Geisinger Authority, Pennsylvania Health System Revenue
(Geisinger Health System) Series A-2 5.00% 2/15/39	1,150,000	1,178,589
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	123,309
5.25% 7/1/35	250,000	239,120
5.50% 7/1/45	1,000,000	920,620
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,753,080
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,019,210
5.00% 11/1/36	510,000	518,017
5.00% 11/1/37	250,000	253,065
5.125% 11/1/38	3,500,000	3,610,845
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	11,105,000	10,087,893
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,694,600
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	2,014,761
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,220,425
4    NQ- WEST [1123] 0124 (3318210)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/47	4,000,000	$ 3,663,200
Series B 4.00% 5/1/52	5,950,000	5,176,381
Series B 4.00% 5/1/56	2,550,000	2,183,386
Series B 5.00% 5/1/57	3,000,000	3,020,670
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,436,745
(Waverly Heights Project)
5.00% 12/1/44	500,000	505,585
5.00% 12/1/49	1,250,000	1,255,812
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	145,000	142,283
5.375% 1/1/50	4,000,000	3,342,040
Series A 5.25% 1/1/48	1,000,000	829,880
Series A 5.375% 1/1/51	1,600,000	1,329,712
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	2,896,620
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	844,870
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	272,594
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,058,750
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	2,427,975
Series B-2 5.25% 7/1/46	2,500,000	2,454,475
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,922,424
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,054,633
NQ- WEST [1123] 0124 (3318210)    5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	110,000	$ 102,996
Series A 4.00% 8/15/42	4,000,000	3,935,480
		120,030,892
Housing Revenue Bonds — 2.42%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
5.45% 4/1/51	3,750,000	3,907,912
Series 142-A 5.00% 10/1/50	5,000,000	5,119,450
		9,027,362
Industrial Development Revenue/Pollution ControlRevenue Bonds — 9.37%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	2,641,626
5.125% 5/1/30	750,000	752,603
5.75% 8/1/42 (AMT)	725,000	725,029
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	2,514,686
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	95,000,000	7,020,500
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	4,972,604
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,003,600
6    NQ- WEST [1123] 0124 (3318210)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	$ 12,367,960
		34,998,608
Lease Revenue Bonds — 1.22%
City of Philadelphia, Pennsylvania Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,323,075
5.00% 4/1/38	1,000,000	1,051,430
5.00% 4/1/39	1,600,000	1,677,968
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/29 (AMT)	500,000	509,960
		4,562,433
Local General Obligation Bonds — 4.01%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,309,556
Series A 4.00% 5/1/42	500,000	481,970
City of Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,074,760
5.00% 9/1/42	1,000,000	1,069,260
5.00% 9/1/43	500,000	532,565
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,839,727
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,142,310
Punxsutawney Area, Pennsylvania School District
2.00% 10/15/28 (AGM)	225,000	202,923
2.00% 10/15/29 (AGM)	700,000	615,783
2.00% 10/15/30 (AGM)	190,000	162,547
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	1,048,509
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AGM)	930,000	922,932
4.00% 5/15/44 (AGM)	1,595,000	1,550,228
		14,953,070
NQ- WEST [1123] 0124 (3318210)    7

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 1.08%
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38-25 §	415,000	$ 432,849
5.00% 5/15/43-25 §	500,000	521,505
5.00% 5/15/48-25 §	1,000,000	1,043,010
City of Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,284
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	195,000	198,487
5.00% 1/1/38-25 §	810,000	824,483
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts) 5.20% 3/15/25 (AGC)	1,000,000	1,012,370
		4,037,988
Special Tax Revenue Bonds — 19.13%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,500,000	4,446,045
(Forward Delivery)
5.00% 5/1/26	60,000	61,508
5.00% 5/1/27	185,000	191,571
5.00% 5/1/29	230,000	241,208
5.00% 5/1/42	2,000,000	2,001,020
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	802,000	740,150
Commonwealth of Puerto Rico
(Restructured) 3.186% 11/1/43 •	2,011,155	1,048,315
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	22,353,254	19,670,863
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	5,040,000	4,963,795
8    NQ- WEST [1123] 0124 (3318210)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,710,000	$ 1,712,497
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,858,000	7,436,575
Series A-1 5.00% 7/1/58	5,000,000	4,860,350
Series A-1 5.588% 7/1/51 ^	22,294,000	4,850,283
Series A-1 5.614% 7/1/46 ^	26,050,000	7,687,094
Series A-2 4.329% 7/1/40	8,701,000	8,257,597
Series A-2 4.329% 7/1/40	1,449,000	1,375,188
Series A-2 4.536% 7/1/53	1,000,000	913,880
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	975,930
		71,433,869
State General Obligation Bonds — 1.51%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	1,013,250
Series D 4.00% 8/15/34	1,370,000	1,375,617
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	1,946,497
Series A-1 4.00% 7/1/41	1,169,072	1,012,335
Series A-1 4.00% 7/1/46	330,000	275,038
		5,622,737
Transportation Revenue Bonds — 16.61%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,356,824
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,873,812
5.00% 7/1/51 (AMT)	3,000,000	3,067,920
Series A 4.00% 7/1/33	10,000,000	10,370,900
Series B 5.00% 7/1/47 (AMT)	2,000,000	2,025,200
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	5,183,650
NQ- WEST [1123] 0124 (3318210)    9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 0.000% 1/1/46 (BAM) ^	1,885,000	$ 639,882
Series B-2 0.000% 1/1/47 (BAM) ^	2,050,000	658,522
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,202,561
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/34 (AMT)	2,115,000	2,149,263
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,939,503
Pennsylvania Turnpike Commission Revenue
Series A 3.00% 12/1/42	2,000,000	1,566,800
Series A 4.00% 12/1/38	2,250,000	2,272,612
Series A 5.00% 12/1/44	2,000,000	2,088,720
Series A-1 5.00% 12/1/45	1,000,000	1,005,640
Series C 3.00% 12/1/51	2,825,000	2,006,372
Subordinate Series A 4.00% 12/1/49 (AGM)	2,375,000	2,306,291
Subordinate Series B 3.00% 12/1/51	7,550,000	5,332,565
Subordinate Series B 4.00% 12/1/51	1,200,000	1,133,976
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	10,000,000	10,848,500
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	1,006,400
		62,035,913
10    NQ- WEST [1123] 0124 (3318210)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond — 0.49%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	1,750,000	$ 1,843,748
		1,843,748
Total Municipal Bonds (cost $379,987,731)		369,363,240
Total Value of Securities—98.92% (cost $379,987,731)		369,363,240

Receivables and Other Assets Net of Liabilities—1.08%		4,041,642
Net Assets Applicable to 52,134,486 Shares Outstanding—100.00%		$373,404,882
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $10,016,936, which represents 2.68% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
NQ- WEST [1123] 0124 (3318210)    11

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
12    NQ- WEST [1123] 0124 (3318210)